Intangible assets - Additional information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Intangible assets
Impairment of goodwill	$ 2,524
Sonalleve MR-HIFU
Intangible assets
Terminal growth assumption	2.00%
Discount rate	18.00%
Impairment of goodwill	$ 2,524